Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,840,196,769
Previously Paid Amount	0
Total Fee Amount	281,735
Total Offset Amount	0
Net Fee	$ 281,735